Related Parties - Schedule of Related Party Transactions (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Total Due to Related Parties	$ 300,000	$ 512,711		$ 543,861
Less Current Portion	(300,000)	(512,711)		(543,861)
Less: Debt Discount
Total Long-Term
MEGAsys [Member]
Total Due to Related Parties		37,177		63,861
Quadrant International LLC [Member]
Total Due to Related Parties		45,534		50,000
Mr. Alex Kuo [Member]
Total Due to Related Parties		30,000	[1]	30,000
Li-Min Hsu [Member]
Total Due to Related Parties		100,000	[1]	100,000
Mr. Gregory Omi [Member]
Total Due to Related Parties	200,000	200,000		200,000
Mr. Robert Gillen [Member]
Total Due to Related Parties	$ 100,000	$ 100,000		$ 100,000

[1]	No longer a Director